UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA      02/14/2012
-------------------------     -----------------      --------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    _43__________________

Form 13F Information Table Value Total:    _559,171_____________
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
ACME PACKET INC               COM    004764106    5,054      1,635 SH  PUT   Shared-defined            0      1,635   0
ALLSCRIPTS HEALTHCARE SOLUTN  COM    01988P108    7,333    387,147 SH        Shared-defined            0    387,147   0
AMERICAN TOWER CORP           COM    029912201   25,516    425,198 SH        Shared-defined            0    425,198   0
AMYLIN PHARMACEUTICALS INC    CNV    032346AF5    3,822  4,298,000 PRN       Shared-defined            0  4,298,000   0
AMYLIN PHARMACEUTICALS INC    COM    032346108   12,309  1,081,598 SH        Shared-defined            0  1,081,598   0
APPLE INC                     COM    037833100   25,315     62,506 SH        Shared-defined            0     62,506   0
ASTRAZENECA PLC               COM    046353108    3,618     78,167 SH        Shared-defined            0     78,167   0
CATERPILLAR INC DEL           COM    149123101   21,087    232,751 SH        Shared-defined            0    232,751   0
CISCO SYS INC                 COM    17275R102   12,699    702,386 SH        Shared-defined            0    702,386   0
CITIGROUP INC                 COM    172967416    8,319    102,700 SH        Shared-defined            0    102,700   0
COMPANHIA DE BEBIDAS DAS AME  COM    20441W203   10,530    291,757 SH        Shared-defined            0    291,757   0
EXPRESS SCRIPTS INC           COM    302182100   21,343    477,588 SH        Shared-defined            0    477,588   0
FIFTH THIRD BANCORP           COM    316773100   12,628    992,791 SH        Shared-defined            0    992,791   0
FIRST SOLAR INC               COM    336433107   12,798      3,791 SH  PUT   Shared-defined            0      3,791   0
GILEAD SCIENCES INC           COM    375558103   59,638  1,457,071 SH        Shared-defined            0  1,457,071   0
GLAXOSMITHKLINE PLC           COM    37733W105    3,611     79,130 SH        Shared-defined            0     79,130   0
INHIBITEX INC                 COM    45719T103    2,887    263,864 SH        Shared-defined            0    263,864   0
LENNAR CORP                   COM    526057104    9,814    499,442 SH        Shared-defined            0    499,442   0
LOWES COS INC                 COM    548661107   22,275    877,658 SH        Shared-defined            0    877,658   0
LULULEMON ATHLETICA INC       COM    550021109    4,209     90,210 SH        Shared-defined            0     90,210   0
MAGELLAN HEALTH SVCS INC      COM    559079207    3,670     74,181 SH        Shared-defined            0     74,181   0
MASTERCARD INC                COM    57636Q104   23,344     62,616 SH        Shared-defined            0     62,616   0
MEDIVATION INC                COM    58501N101   25,107    544,512 SH        Shared-defined            0    544,512   0
MERCK & CO INC NEW            COM    58933Y105    3,792    100,580 SH        Shared-defined            0    100,580   0
MICROSOFT CORP                COM    594918104    4,744    182,754 SH        Shared-defined            0    182,754   0
OMNICARE INC                  COM    681904108   11,641    337,901 SH        Shared-defined            0    337,901   0
OPENTABLE INC                 COM    68372A104    3,702     94,620 SH        Shared-defined            0     94,620   0
PFIZER INC                    COM    717081103    3,701    171,014 SH        Shared-defined            0    171,014   0
PHARMASSET INC                COM    71715N106   10,826     84,447 SH        Shared-defined            0     84,447   0
RESEARCH IN MOTION LTD        COM    760975102    1,615      1,114 SH  CALL  Shared-defined            0      1,114   0
RESEARCH IN MOTION LTD        COM    760975102    2,024      1,396 SH  CALL  Shared-defined            0      1,396   0
RESEARCH IN MOTION LTD        COM    760975102   11,443      7,892 SH  PUT   Shared-defined            0      7,892   0
RESEARCH IN MOTION LTD        COM    760975102   15,563     10,733 SH  PUT   Shared-defined            0     10,733   0
RITE AID CORP                 COM    767754104      687    545,135 SH        Shared-defined            0    545,135   0
ROCKWELL AUTOMATION INC       COM    773903109   29,297    399,308 SH        Shared-defined            0    399,308   0
SALESFORCE COM INC            COM    79466L302    6,301        621 SH  CALL  Shared-defined            0        621   0
SALESFORCE COM INC            COM    79466L302   19,989    197,011 SH        Shared-defined            0    197,011   0
STANLEY BLACK & DECKER INC    COM    854502101    7,075    104,666 SH        Shared-defined            0    104,666   0
TEVA PHARMACEUTICAL INDS LTD  COM    881624209    3,477     86,142 SH        Shared-defined            0     86,142   0
UNIVERSAL HLTH SVCS INC       COM    913903100    9,026    232,262 SH        Shared-defined            0    232,262   0
WILLIAMS SONOMA INC           COM    969904101   14,680    381,299 SH        Shared-defined            0    381,299   0
WYNDHAM WORLDWIDE CORP        COM    98310W108   40,934  1,082,042 SH        Shared-defined            0  1,082,042   0
YUM BRANDS INC                COM    988498101   21,727    368,195 SH        Shared-defined            0    368,195   0